Restructuring Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 102,404	$ 24,464	$ 0	$ 126,868
Pension and Workers' Compensation
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,500
Salary And Benefit
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,300
Coated Groundwood Paper Capacity | Minnesota | Sartell Mill
Restructuring Cost and Reserve [Line Items]
Annual production capacity, number of tons reduced	180,000
Annual production capacity, percentage reduced	20.00%			20.00%
Coated Groundwood Paper Capacity | Maine and Minnesota | Bucksport and Sartell Mills
Restructuring Cost and Reserve [Line Items]
Annual production capacity, number of tons reduced		193,000
Supercalendered Paper Capacity | Minnesota | Sartell Mill
Restructuring Cost and Reserve [Line Items]
Annual production capacity, number of tons reduced	35,000
Workforce Reduction | Minnesota | Sartell Mill
Restructuring Cost and Reserve [Line Items]
Workforce reduction	265